                         AEGON/TRANSAMERICA SERIES TRUST
      SELECT+ AGGRESSIVE, SELECT+ CONSERVATIVE AND SELECT+ GROWTH & INCOME SUPPLEMENT DATED SEPTEMBER 6, 2005 TO THE PROSPECTUS DATED MAY 1, 2005,
                           AS PREVIOUSLY SUPPLEMENTED


The following information supplements and amends the information in the Prospectus regarding Select+ Aggressive, Select+ Conservative and Select+ Growth & Income:

     At a meeting held on July 26, 2005, the Board of Trustees of AEGON/Transamerica Series Trust ("ATST") approved an Agreement and Plan of Reorganization ("Reorganization Agreement") relating to the reorganization of Select+ Aggressive, Select+ Conservative and Select+ Growth & Income (each, an "Acquired Portfolio" with and into corresponding portfolios of ATST as indicated in the table below (each, an "Acquiring Portfolio"). The portfolios' investment adviser, Transamerica Fund Advisors, Inc. ("TFAI") and/or its affiliates, and not the portfolios, will bear the entirety of the costs associated with the reorganizations.

                      ACQUIRED FUND                                    ACQUIRING FUND

                   Select + Aggressive                           Asset Allocation - Growth

                  Select + Conservative                       Asset Allocation - Conservative

                 Select + Growth & Income                    Asset Allocation - Moderate Growth

     OVERVIEW OF THE REORGANIZATIONS

     REORGANIZATION AGREEMENT

     The reorganizations are expected to be consummated on or about November 1, 2005. The Reorganization Agreement contemplates the transfer of all of the assets of each Acquired Portfolio to the corresponding Acquiring Portfolio in exchange for: (i) shares of the Acquiring Portfolio having an aggregate value equal to the net assets of the Acquired Portfolio; (ii) the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio; and (iii) the distribution of shares of the Acquiring Portfolio to the shareholders of the Acquired Portfolio followed by the complete liquidation of the Acquired Portfolio. Consequently, each shareholder of an Acquired Portfolio will receive shares of the corresponding class of shares in the corresponding Acquiring Portfolio having an aggregate value equal to the aggregate value of the shares of the Acquired Portfolio held by that shareholder as of the closing date of the reorganizations. The reorganizations are intended to be tax-free transactions and are not expected to result in a taxable event for shareholders of any of the portfolios.

     COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND MANAGEMENT

     Detailed information about the investment objectives, strategies and risks of the Acquiring Portfolios is available in the Prospectus, which qualifies this information in its entirety. However, the investment objectives and principal investment strategies and risks of the portfolios, which are summarized below, are similar in many respects:

     ------------------------- ---------------------------------- ------------------------------------------------------
                                    ACQUIRED PORTFOLIO                          ACQUIRING PORTFOLIO
     ------------------------- ---------------------------------- ------------------------------------------------------
                                    Select+ Aggressive                        Asset Allocation Growth
     ------------------------- ---------------------------------- ------------------------------------------------------
         INVESTMENT                 Long-term capital                     Long-term capital appreciation.
          OBJECTIVE                   appreciation.
     ------------------------- ---------------------------------- ------------------------------------------------------
          PRINCIPAL               The Acquired Portfolio            The Acquiring Portfolio seeks to achieve its
       STRATEGIES AND              seeks to achieve its            objective by allocating the portfolio's assets
          POLICIES              objective by investing the          among underlying ATST portfolios and certain
                                 portfolio's assets in a            funds of Transamerica IDEX Mutual Funds ("TA
                                combination of underlying         IDEX") based on the portfolio/fund's investment
                                ATST portfolios, and those         objective. Under normal market conditions, it
                                  of other mutual funds,           seeks to invest 100% of the portfolio's assets
                                       based on the                in underlying portfolios that invest primarily
                               portfolio/fund's investment                          in equities.
                                  objective (currently,
                                  however, the portfolio
                                invests only in underlying
                                 ATST portfolios). Under
                                normal market conditions,
                                 it allocates 100% of the
                                 portfolio's assets among
                               underlying ATST portfolios.
     ------------------------- ---------------------------------- ------------------------------------------------------
       PRINCIPAL RISKS         Risks linked to investments         Risks linked to investments in underlying ATST
                                    in underlying ATST              portfolios and TA IDEX funds, stocks, fixed
                                portfolios, stocks, fixed            income securities and foreign securities.
                                  income securities and
                                   foreign securities.
     ------------------------- ---------------------------------- ------------------------------------------------------
      INVESTOR PROFILE            This portfolio may be              This portfolio may be appropriate for the
                                   appropriate for the             investor who seeks to maximize returns and who
                                  investor who seeks to              can tolerate substantial volatility in the
                                 maximize returns and who                  value of his or her principal.
                                 can tolerate substantial
                                volatility in the value of
                                  his or her principal.
     ------------------------- ---------------------------------- ------------------------------------------------------
     INVESTMENT ADVISER                    TFAI                                         TFAI
     ------------------------- ---------------------------------- ------------------------------------------------------
      OTHER MANAGEMENT           Morgan Asset Management,         Morningstar Associates, LLC serves as portfolio
        ARRANGEMENTS             Inc. currently serves as                      construction manager.
                                 investment sub-adviser.
     ------------------------- ---------------------------------- ------------------------------------------------------

     ------------------------- ---------------------------------- ------------------------------------------------------
                                    ACQUIRED PORTFOLIO                          ACQUIRING PORTFOLIO
     ------------------------- ---------------------------------- ------------------------------------------------------
                                   Select+ Conservative                    Asset Allocation Conservative
     ------------------------- ---------------------------------- ------------------------------------------------------
         INVESTMENT                 Current income and              Current income and preservation of capital.
          OBJECTIVE              preservation of capital.
     ------------------------- ---------------------------------- ------------------------------------------------------
          PRINCIPAL               The Acquired Portfolio            The Acquiring Portfolio seeks to achieve its
       STRATEGIES AND              seeks to achieve its            objective by allocating the portfolio's assets
          POLICIES              objective by investing the          among underlying ATST portfolios and certain
                                 portfolio's assets in a            funds of Transamerica IDEX Mutual Funds ("TA
                                combination of underlying         IDEX") based on the portfolio/fund's investment
                                ATST portfolios, and those         objective. Under normal market conditions, it
                                  of other mutual funds,           seeks to invest in underlying portfolios/funds
                                       based on the               to achieve a mix over time of approximately 35%
                               portfolio/fund's investment        of its assets in equities, 55% of its assets in
                                  objective (currently,             bonds and 10% of its assets in money market
                                  however, the portfolio             instruments. These percentages may vary at
                                invests only in underlying                        different times.
                                 ATST portfolios). Under
                                normal market conditions,
                                     it allocates its
                                   investments in ATST
                                 underlying portfolios so
                               that 30% of the portfolio's
                                  assets are invested in
                                equities, and at least 70%
                                of its assets are invested
                                 in bonds and short-term
                                       investments.
     ------------------------- ---------------------------------- ------------------------------------------------------
       PRINCIPAL RISKS         Risks linked to investments         Risks linked to investments in underlying ATST
                                    in underlying ATST              portfolios and TA IDEX funds, stocks, fixed
                                portfolios, stocks, fixed            income securities and foreign securities.
                                  income securities and
                                   foreign securities.
     ------------------------- ---------------------------------- ------------------------------------------------------
      INVESTOR PROFILE            This portfolio may be              This portfolio may be appropriate for the
                                   appropriate for the                investor who seeks to preserve capital.
                                  investor who seeks to
                                    preserve capital.
     ------------------------- ---------------------------------- ------------------------------------------------------
     INVESTMENT ADVISER                    TFAI                                         TFAI
     ------------------------- ---------------------------------- ------------------------------------------------------
      OTHER MANAGEMENT           Morgan Asset Management,         Morningstar Associates, LLC serves as portfolio
        ARRANGEMENTS             Inc. currently serves as                      construction manager.
                                 investment sub-adviser.
     ------------------------- ---------------------------------- ------------------------------------------------------

     ------------------------- ---------------------------------- ------------------------------------------------------
                                    ACQUIRED PORTFOLIO                           ACQUIRING PORTFOLIO
     ------------------------- ---------------------------------- --------------------------------------------------------
                                 Select+ Growth & Income                   Asset Allocation Moderate Growth
     ------------------------- ---------------------------------- --------------------------------------------------------
         INVESTMENT              Maximizing total return            Capital appreciation with current income as a
          OBJECTIVE              through a combination of                        secondary objective.
                                  growth of capital and
                                current income, consistent
                                   with preservation of
                                         capital.
     ------------------------- ---------------------------------- --------------------------------------------------------
          PRINCIPAL               The Acquired Portfolio             The Acquiring Portfolio seeks to achieve its
       STRATEGIES AND              seeks to achieve its             objective by allocating the portfolio's assets
          POLICIES              objective by investing the           among underlying ATST portfolios and certain
                                 portfolio's assets in a             funds of Transamerica IDEX Mutual Funds ("TA
                                combination of underlying          IDEX") based on the portfolio/fund's investment
                                ATST portfolios, and those          objective. Under normal market conditions, it
                                  of other mutual funds,          seeks to invest in underlying portfolios/funds to
                                       based on the                achieve a mix over time of approximately 70% of
                               portfolio/fund's investment           its assets in equities, 20% of its assets in
                                  objective (currently,              bonds, and 10% of its assets in money marker
                                  however, the portfolio              instruments. These percentages may vary at
                                invests only in underlying                         different times.
                                 ATST portfolios). Under
                                normal market conditions,
                                     it allocates its
                                   investments in ATST
                                 underlying portfolios so
                                 that no more than 75% of
                                its assets are invested in
                                equities and at least 25%
                                of its assets are invested
                                 in bonds and short-term
                                    investments. These
                                 percentages may vary at
                                     different times.
     ------------------------- ---------------------------------- --------------------------------------------------------
       PRINCIPAL RISKS         Risks linked to investments          Risks linked to investments in underlying ATST
                                    in underlying ATST               portfolios and TA IDEX funds, stocks, fixed
                                portfolios, stocks, fixed             income securities and foreign securities.
                                  income securities and
                                   foreign securities.
     ------------------------- ---------------------------------- --------------------------------------------------------
      INVESTOR PROFILE            This portfolio may be               This portfolio may be appropriate for the
                                   appropriate for the              investor who seeks capital appreciation with a
                                investor who seeks capital          longer-term time horizon and can tolerate some
                                   appreciation and can                           market volatility.
                                   tolerate some market
                                       volatility.
     ------------------------- ---------------------------------- --------------------------------------------------------
     INVESTMENT ADVISER                    TFAI                                          TFAI
     ------------------------- ---------------------------------- --------------------------------------------------------
      OTHER MANAGEMENT           Morgan Asset Management,          Morningstar Associates, LLC serves as portfolio
        ARRANGEMENTS             Inc. currently serves as                       construction manager.
                                 investment sub-adviser.
     ------------------------- ---------------------------------- --------------------------------------------------------

     COMPARISONS OF FEES AND EXPENSES

     The following describes and compares the fees and expenses that you may pay if you buy and hold shares of the portfolios. Combining the portfolios may allow shareholders of the Acquired Portfolios to realize economies of scale and incur lower expenses.

     Operating expenses, based on the operating expenses for the fiscal year ended December 31, 2004:

--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
                      MANAGEMENT          RULE           OTHER             TOTAL            EXPENSE           NET
                      FEES                12B-1          EXPENSES          EXPENSES         REDUCTION         OPERATING
                                          FEES (a)                                                            EXPENSES
--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
ACQUIRED FUND
--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
Select+                   0.10%            0.00%            6.96%            7.06%           6.51% (b)           0.55%
Aggressive
(Initial Class)
--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
ACQUIRING FUND
--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
Asset                     0.10%            0.00%            0.04%            0.14%           0.00% (c)           0.14%
Allocation
Growth
(Initial Class)
--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------

(a) ATST's Board of Trustees has adopted a rule 12b-1 distribution plan under which Initial Class shares may be subject to a distribution fee equal to an annual rate of 0.15% of the portfolio's average daily net assets attributable to Initial Class shares. To date, no fees have been paid under the Initial Class 12b-1 plan, and the Board of Trustees has determined that no fees will be paid under such plan through at least April 30, 2006. The Board of Trustees reserves the right to cause such fees to be paid after that date.

(b) Contractual arrangement with TFAI through April 30, 2006 to waive fees and/or reimburse expenses to the extent such expenses exceed 0.55%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the portfolio of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any month the estimated annualized portfolio operating expenses are less than 0.55%.

(c) Contractual arrangement with TFAI through April 30, 2006 to waive fees and/or reimburse expenses to the extent such expenses exceed 0.25%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if in any month the estimated annualized portfolio operating expenses are less than 0.25%.
-------------------------------------------------------------------------------------------------------------------------------

     Underlying Fund Expenses:

     Acquired Portfolio: Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying portfolios in which the portfolio invests. After combining the total net operating expenses of the portfolio with the weighted average of the total net operating expense ratios of the underlying portfolios in which it is investing in as of December 31, 2004, the total annualized weighted average expense ratio of the Initial Class of shares of the portfolio (calculated as a percentage of average net assets) is estimated to be approximately 1.41%, and is generally expected to vary within a range of 0.93% to 1.69%. These expense ratios are estimates only and may vary.

     Acquiring Portfolio: Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying portfolios in which the portfolio invests. After combining the total net operating expenses of the portfolio with the weighted average of the total net operating expense ratios of the underlying portfolios in which it is investing in as of December 31, 2004, the total annualized weighted average expense ratios of the Initial Class of shares of the portfolio (calculated as a percentage of average net assets) is estimated to be approximately 1.09%, and is generally expected to vary within a range of 0.92% and 1.46%. These expense ratios are estimates only and may vary.

--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
                      MANAGEMENT          RULE           OTHER             TOTAL            EXPENSE           NET
                      FEES                12B-1          EXPENSES          EXPENSES         REDUCTION         OPERATING
                                          FEES (a)                                                            EXPENSES
--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
ACQUIRED FUND
--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
Select+                   0.10%            0.00%            0.90%            1.00%           0.45% (b)           0.55%
Conservative
(Initial Class)
--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
ACQUIRING FUND
--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
Asset                     0.10%            0.00%            0.04%            0.14%           0.00% (c)           0.14%
Allocation
Conservative
(Initial Class)
--------------------- ------------------- -------------- ----------------- ---------------- ----------------- -----------------
(a) ATST's Board of Trustees has adopted a rule 12b-1 distribution plan under which Initial Class shares may be subject to a distribution fee equal to an annual rate of 0.15% of the portfolio's average daily net assets attributable to Initial Class shares. To date, no fees have been paid under the Initial Class 12b-1 plan, and the Board of Trustees has determined that no fees will be paid under such plan through at least April 30, 2006. The Board of Trustees reserves the right to cause such fees to be paid after that date.
(b) Contractual arrangement with TFAI through April 30, 2006 to waive fees and/or reimburse expenses to the extent such expenses exceed 0.55%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if in any month the estimated annualized portfolio operating expenses are less than 0.55%.
(c) Contractual arrangement with TFAI through April 30, 2006 to waive fees and/or reimburse expenses to the extent such expenses exceed 0.25%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if in any month the estimated annualized portfolio operating expenses are less than 0.25%.
-------------------------------------------------------------------------------------------------------------------------------

     Underlying Fund Expenses:

     Acquired Portfolio: Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying portfolios in which the portfolio invests. After combining the total net operating expenses of the portfolio with the weighted average of the total net operating expense ratios of the underlying portfolios in which it is investing in as of December 31, 2004, the total annualized weighted average expense ratio of the Initial Class of shares of the portfolio (calculated as a percentage of average net assets) is estimated to be approximately 1.30%, and is generally expected to vary within a range of 0.93% to 1.69%. These expense ratios are estimates only and may vary.

     Acquiring Portfolio: Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying portfolios in which the portfolio invests. After combining the total net operating expenses of the portfolio with the weighted average of the total net operating expense ratios of the underlying portfolios in which it is investing in as of December 31, 2004, the total annualized weighted average expense ratios of the Initial Class of shares of the portfolio (calculated as a percentage of average net assets) is estimated to be approximately 0.98%, and is generally expected to vary within a range of 0.53% and 1.46%. These expense ratios are estimates only and may vary.

------------------- ------------------- -------------- --------------- ----------------- ---------------- ----------------
                    MANAGEMENT          RULE           OTHER           TOTAL             EXPENSE          NET
                    FEES                12B-1          EXPENSES        EXPENSES          REDUCTION        OPERATING
                                        FEES (a)                                                          EXPENSES
------------------- ------------------- -------------- --------------- ----------------- ---------------- ----------------
ACQUIRED FUND
------------------- ------------------- -------------- --------------- ----------------- ---------------- ----------------
Select+                 0.10%            0.00%           0.61%            0.71%          0.16% (b)          0.55%
Growth &
Income
(Initial
Class)
------------------- ------------------- -------------- --------------- ----------------- ---------------- ----------------
ACQUIRING FUND
------------------- ------------------- -------------- --------------- ----------------- ---------------- ----------------
Asset                   0.10%            0.00%           0.04%            0.14%          0.00% (c)          0.14%
Allocation
Moderate
Growth
(Initial
Class)
------------------- ------------------- -------------- --------------- ----------------- ---------------- ----------------
(a) ATST's Board of Trustees has adopted a rule 12b-1 distribution plan under which Initial Class shares may be subject to a distribution fee equal to an annual rate of 0.15% of the portfolio's average daily net assets attributable to Initial
Class shares. To date, no fees have been paid under the Initial Class 12b-1 plan, and the Board of Trustees has determined that no fees will be paid under such plan through at least April 30, 2006. The Board of Trustees reserves the right to cause such fees to be paid after that date.
(b) Contractual arrangement with TFAI through April 30, 2006 to waive fees and/or reimburse expenses to the extent such expenses exceed 0.55%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if in any month the estimated annualized portfolio operating expenses are less than 0.55%.
(c) Contractual arrangement with TFAI through April 30, 2006 to waive fees and/or reimburse expenses to the extent such expenses exceed 0.25%, excluding 12b-1 fees. TFAI is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if in any month the estimated annualized portfolio operating expenses are less than 0.25%.
--------------------------------------------------------------------------------------------------------------------------

     Underlying Fund Expenses:

     Acquired Portfolio: Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying portfolios in which the portfolio invests. After combining the total net operating expenses of the portfolio with the weighted average of the total net operating expense ratios of the underlying portfolios in which it is investing in as of December 31, 2004, the total annualized weighted average expense ratio of the Initial Class of shares of the portfolio (calculated as a percentage of average net assets) is estimated to be approximately 1.37%, and is generally expected to vary within a range of 0.93% to 1.69%. These expense ratios are estimates only and may vary.

     Acquiring Portfolio: Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying portfolios in which the portfolio invests. After combining the total net operating expenses of the portfolio with the weighted average of the total net operating expense ratios of the underlying portfolios in which it is investing in as of December 31, 2004, the total annualized weighted average expense ratios of the Initial Class of shares of the portfolio (calculated as a percentage of average net assets) is estimated to be approximately 1.00%, and is generally expected to vary within a range of 0.52% and 1.45%. These expense ratios are estimates only and may vary.

     MANAGEMENT ARRANGEMENTS

     Investment Advisory Arrangements: TFAI, located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as investment adviser to each Acquired Portfolio and each Acquiring Portfolio. Under the terms of its investment advisory agreement with each portfolio, TFAI is responsible, among other things, for providing or procuring investment advisory services on behalf of each portfolio. The terms of the investment advisory agreements between TFAI and each Acquired Portfolio, and between TFAI and each Acquiring Portfolio are substantially similar. For its services to each portfolio, TFAI receives compensation, calculated daily and paid monthly, from the portfolio, at an annual rate of 0.10% of the portfolio's average daily net assets.

     Other Management Arrangements: Morgan Asset Management, Inc. ("MAM"), located at 417 North 20th Street, Suite 1500, Birmingham, AL 35203, serves as investment sub-adviser to each Acquired Portfolio. Morningstar Associates, LLC ("Morningstar") serves as portfolio construction manager to each Acquiring Portfolio. Pursuant to agreements between TFAI and each of MAM and Morningstar, MAM and Morningstar each manages the day-to-day investments of the Acquired and Acquiring Portfolios, respectively. Immediately prior to the consummation of each reorganization, TFAI will retain Morningstar as portfolio construction manager of each Acquired Funds on the same terms as currently apply to each corresponding Acquiring Funds. For their services to each portfolio, MAM and Morningstar each receives compensation from TFAI, calculated daily and paid monthly, from the portfolio, at an annual rate of 0.10% of the portfolio's average daily net assets.

     REASONS FOR THE REORGANIZATIONS

     Each Acquired Portfolio and its corresponding Acquiring Portfolio have investment objectives, strategies and risks that are similar in many respects. Consequently, the portfolios are somewhat duplicative. In addition, each reorganization will create a larger Acquiring Portfolio, which may benefit shareholders of the portfolios by spreading fixed costs across a larger asset base, and which will allow shareholders of the Acquired Portfolios to continue to participate in a professionally managed portfolio at a lower level of operating expenses. Also, larger Acquiring Funds may realize economies of scale and lower operating expenses. The Board of Trustees of ATST, in approving the reorganizations, considered a number of factors, including, without limitation, the factors discussed above, and reached the following conclusions on the basis of its review:
     (i) participation in the reorganizations is in the best interests of each Acquired and Acquiring Portfolio and its shareholders; and (ii) the interests of shareholders of each portfolio will not be diluted as a result of the reorganizations.



                                      * * *

             INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE USE